Fair Value Measurements Fair Value by Balance Sheet Grouping (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity	$ 190,615	$ 189,518		$ 32,928
Loans held for sale	3,178,597	2,725,286		1,237,665
Time deposits		2,705,651
Other borrowings	2,503,636	1,257,879		887,389
Trust preferred securities	103,750	103,750		113,750
Held to maturity	196,382	194,350		31,824
Loans Held-for-sale, Fair Value Disclosure	1,105,985	777,280		1,035,408
Deposits	10,803,743	10,265,763		9,683,054
Cash and cash equivalents	518,232	294,981	683,590	1,169,221	23,273	62,922
Available for sale	1,850,526	1,903,922		2,041,605
Other investments	133,282	98,392		129,056
Available for sale securities	1,850,526	1,903,922		2,041,605
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity	196,382	194,350		31,824
Loans Held-for-sale, Fair Value Disclosure	2,171,991	2,811,917		1,248,285
Loans Receivable, Fair Value Disclosure	7,111,132	5,862,053		5,668,745
Time deposits	2,930,669
Other borrowings	2,545,991	1,215,209		922,328
Trust preferred securities	78,274	71,597		79,073
Deposits, Fair Value Disclosure		10,299,977		9,576,602
Federal Deposit Insurance Corporation Clawback Liability, Fair Value Disclosure		43,317		39,311
Cash and Cash Equivalents, Fair Value Disclosure		294,981		1,169,221
Available for sale securities		1,903,922		2,041,605
Other Investments, Fair Value Disclosure		98,392		129,056
Estimate of Fair Value, Fair Value Disclosure | Cash Flow Hedging
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		(133,897)		(22,839)
Estimate of Fair Value, Fair Value Disclosure | Freestanding Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		(3,089)		66,993
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity	190,615	189,518		32,928
Loans held for sale	2,072,612	2,725,286		1,237,665
Loans held for investment	7,030,992	5,856,781		5,556,590
Time deposits	2,894,148
Other borrowings	2,503,636	1,257,879		887,389
Trust preferred securities	103,750	103,750		113,750
Deposits		10,265,763		9,683,054
Cash and cash equivalents		294,981		1,169,221
Available for sale		1,903,922		2,041,605
Other investments		98,392		129,056
Federal Deposit Insurance Corporation Clawback Liability, Fair Value Disclosure		43,317		39,311
Carrying (Reported) Amount, Fair Value Disclosure | Cash Flow Hedging
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Instruments and Hedges, Liabilities		(133,897)		(22,839)
Carrying (Reported) Amount, Fair Value Disclosure | Freestanding Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Instruments and Hedges, Liabilities		(3,089)		66,993
Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment
Held to maturity
Loans Held-for-sale, Fair Value Disclosure
Time deposits
Other borrowings
Trust preferred securities
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment	0
Held to maturity	196,382
Loans Held-for-sale, Fair Value Disclosure	2,171,991
Time deposits	2,930,669
Other borrowings	2,545,991
Trust preferred securities	0
Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment	7,111,132
Held to maturity	0
Loans Held-for-sale, Fair Value Disclosure	0
Time deposits	0
Other borrowings	0
Trust preferred securities	$ 78,274